Long-term investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cost method investments	$ 176,188	¥ 1,200,000	¥ 1,200,000
Less: Impairment loss	161,959	1,103,089	1,103,089
Total	14,229	96,911	96,911
Investment 1 [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cost method investments	88,094	600,000	600,000
Investment 2 [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cost method investments	$ 88,094	¥ 600,000	¥ 600,000